Shareholders' equity - Non-controlling interests - Net income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	€ 291	€ 271	€ 278
Debit part of net income attributable to non-controlling interests.	(71)	(67)	(81)
Total part of net income attributable to non-controlling interests	220	204	197
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	191	188	203
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	16	15	18
Orange Cote d'Ivoire [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	36	25	28
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	12	12	15
Orange Bank [member]
Disclosure of classes of share capital [line items]
Debit part of net income attributable to non-controlling interests.	(65)	(59)	(33)
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	€ 12
Debit part of net income attributable to non-controlling interests.		€ (2)	€ (43)